Other Accounts Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Accounts Liabilities Abstract
Settlements payable		$ 1,029
Accrued expenses and other liabilities	201	564
Accrued salaries and wages	540	967
Total	$ 741	$ 2,560